Commitments and contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Commitments and contingencies [Abstract]
Assets pledged under mortgages and overdraft facilities	$ 12,567	$ 10,090
Number of newbuilding contracts	15
Value of newbuilding contracts	3,012	2,073
Number of newbuilding contracts for semi-submersible rigs	2
Number of newbuilding contracts for jack-up rigs	6
Number of newbuilding contracts for drillships	3
Number of newbuilding contracts for tender rigs	4
Maturity schedule for contractual commitments [Abstract]
2012	506
2013	2,506
2014
2015	0
2016	0
2017 and thereafter	0
Guarantor Obligations [Line Items]
Maximum potential future payment	6,289	6,644
Guarantees to customers of the Company's own performance [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	1,553	1,615
Guarantee in favor of banks [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	764	771
Guarantee in favor of suppliers [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	2,023	2,040
Guarantee in favor of Variable Interest Entities [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	1,949	2,218
Newbuildings [Member]
Maturity schedule for contractual commitments [Abstract]
2012	506
2013	2,506
2014
2015	0
2016	0
2017 and thereafter	$ 0